Organization and Business (Details)					12 Months Ended
		Sep. 05, 2024 $ / shares shares	Dec. 20, 2023 USD ($)	Jan. 10, 2023 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 25, 2024 USD ($)	Nov. 06, 2024 $ / shares	Jul. 23, 2022 shares	Jul. 01, 2022
Organization and Business [Line Items]
Number of investors		25
Future Scope Advisors Ltd [Member]
Organization and Business [Line Items]
Payment to acquire investment (in Dollars) | $			$ 4,000,000
Visionary Strategies Ltd [Member]
Organization and Business [Line Items]
Payment to acquire investment (in Dollars) | $			$ 4,000,000
Industry Insights Consulting Ltd [Member]
Organization and Business [Line Items]
Payment to acquire investment (in Dollars) | $						$ 480,000
Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ownership interest percentage										100.00%
KingWin [Member]
Organization and Business [Line Items]
Ownership interest percentage										100.00%
KingWin BVI [Member]
Organization and Business [Line Items]
Ownership interest percentage										100.00%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued	[1]				179,180,431	10,963,040
Price per share (in Dollars per share) | $ / shares	[1]				$ 0.0001	$ 0.0001
Shares issued				8,144,598
Ordinary shares outstanding	[1]				179,180,431	10,963,040
Purchase price (in Dollars per share) | $ / shares								$ 0.0001
Class A Ordinary Shares [Member] | Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ordinary shares issued						68,442
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued	[1]				3,786,960	3,786,960
Price per share (in Dollars per share) | $ / shares	[1]				$ 0.0001	$ 0.0001
Shares issued				3,755,402
Ordinary shares outstanding	[1]				3,786,960	3,786,960
Class B Ordinary Shares [Member] | Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ordinary shares issued						31,558
Price per share (in Dollars per share) | $ / shares						$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued									68,442
Price per share (in Dollars per share) | $ / shares		$ 0.0001
Shares issued				8,144,598
Ordinary shares outstanding				8,213,040					68,442
Sale of shares		38,000,000
Purchase price (in Dollars per share) | $ / shares		$ 0.23
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued									31,558
Shares issued				3,755,402
Ordinary shares outstanding				3,786,960					31,558
Private Placement [Member]
Organization and Business [Line Items]
Principal amount (in Dollars) | $							$ 2,500,000
Gross proceeds (in Dollars) | $					$ 2,250,000
Interest rate					11.75%
Original issue discount rate					10.00%
Private Placement [Member] | Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.0001

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023.